Principal Activities and Reorganization - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 17, 2020
Principal Activities And Reorganization [Line Items]
Date of incorporation	Sep. 12, 2016
Aoyan
Principal Activities And Reorganization [Line Items]
Percentage of equity interest acquired				100.00%
Variable Interest Entity Primary Beneficiary
Principal Activities And Reorganization [Line Items]
Inter-company revenues	¥ 0	¥ 0	¥ 11,665,000
Proceeds from advances from consolidated entities	0	129,664,000	303,913,000
Repayment of advances to consolidated entities	0	36,664,000	¥ 303,913,000
Amount due to related party debt	¥ 93,000,000	¥ 93,000,000
Technology Consulting and Service Agreement
Principal Activities And Reorganization [Line Items]
Term of agreement termination notice period	30 days
Effective Period of Agreement	10 years